Distribution of the Bank's profit, shareholder remuneration and earnings per share	12 Months Ended
Dec. 31, 2017
Distributions, Shareholder Remuneration and Earnings Per Share [Abstract]
Distribution of the Banks' profit, shareholder remuneration scheme and earnings per share

4.    Distribution of the Bank’s profit, shareholder remuneration scheme and earnings per share

a)	Distribution of the Bank’s profit and shareholder remuneration scheme

The distribution of the Bank’s net profit for 2017 that the Board of Directors proposed for approval by the shareholders at the annual general meeting is as follows:

Millions
of euros

First and third interim dividends and final dividend	2,898
Acquisition, with a waiver of exercise, of bonus share rights from the shareholders which, under the Santander Dividendo Elección scrip dividend scheme, opted to receive in cash remuneration equivalent to the second interim dividend	99
2,997
Of which:
Approved at December 31, 2017 (*)	2,029
Final dividend	968
To voluntary reserves	9
Net profit for the year	3,006

(*)Recognized under Shareholders’ equity - Dividends and remuneration.

In addition to the €2,997 million indicated above, €543 million in shares were allocated to the remuneration of shareholders under the shareholder remuneration scheme (Santander Dividendo Elección) approved by the shareholders at the annual general meeting held on April 7, 2017, whereby the Bank offered shareholders the possibility to opt to receive an amount equivalent to the second interim dividend out of 2017 profit in cash or new shares.

A remuneration of €0.22 per share, charged to the 2017 annual period, was proposed by the Board of Directors to the shareholders at the annual general meeting.

b)Earnings per share from continuing and discontinued operations

i.Basic earnings per share

Basic earnings per share are calculated by dividing the net profit attributable to the Group (adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognized in equity - See Note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year.

Accordingly:

	2017	2016	2015
Profit attributable to the Parent (millions of euros)	6,619	6,204	5,966
Remuneration of contingently convertible preference shares (CCP) (millions of euros) (Note 23)	(395)	(334)	(276)
Dilutive effect of changes in profit for the year arising from potential conversion of ordinary shares	—	—	—
	6,224	5,870	5,690
Of which:
Profit or Loss from discontinued operations (non-controlling interest net) (millions of euros)	—	—	—
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (millions of euros)	6,224	5,870	5,690
Weighted average number of shares outstanding	15,394,458,789	14,656,359,963	14,349,578,605
Adjusted number of shares	15,394,458,789	14,656,359,963	14,349,578,605
Basic earnings per share (euros)	0.404	0.401	0.397
Basic earnings per share from discontinued operations (euros)	0.000	0.000	0.000
Basic earnings per share from continuing operations (euros)	0.404	0.401	0.397

ii. Diluted earnings per share

Diluted earnings per share are calculated by dividing the net profit attributable to the Group (adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognized in equity - See Note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, and convertible debt instruments).

Accordingly, diluted earnings per share were determined as follows:

	2017	2016	2015
Profit attributable to the Parent (millions of euros)	6,619	6,204	5,966
Remuneration of contingently convertible preference shares (CCP) (millions of euros) (Note 23)	(395)	(334)	(276)
Dilutive effect of changes in profit for the year arising from potential conversion of ordinary shares	—	—	—
	6,224	5,870	5,690
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (millions of euros)		—	—
Profit from continuing operations (net of non-controlling interests and CCP) (millions of euros)	6,224	5,870	5,690
Weighted average number of shares outstanding	15,394,458,789	14,656,359,963	14,349,578,605
Dilutive effect of options/rights on shares	50,962,887	45,754,981	27,227,606
Adjusted number of shares	15,445,421,676	14,702,114,944	14,376,806,211
Diluted earnings per share (euros)	0.403	0.399	0.396
Diluted earnings per share from discontinued operations (euros)	0.00	0.00	0.00
Diluted earnings per share from continuing operations (euros)	0.403	0.399	0.396

The capital increase (See Note 31.a) has an impact on the basic and diluted earnings per share of the previous years due to the alteration in the number of shares outstanding. Due to this fact, the information relating to the 2016 and 2015 periods has been recasted according to the applicable legislation.